Other Financial Liabilities	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other Financial Liabilities
21	OTHER FINANCIAL LIABILITIES
The composition of the other financial liabilities as of December 31, 2022 and 2021 is as follows:

Composition	12/31/2022	12/31/2021
Credit and debit card settlement—due to merchants	73,511,478	64,371,122
Amounts payable for spot purchases of foreign currency pending settlement	16,050,423	30,215,931
Amounts payable for other spot purchases pending settlement	14,735,430	13,776,398
Amounts payable for spot purchases of government securities pending settlement	9,780,493	3,161,103
Payment orders pending to foreign exchange settlement	5,692,820	5,793,940
Collections and other transactions on account and behalf of others	2,805,941	4,736,909
Finance leases liabilities (see note 22)	1,965,258	2,766,394
Other	10,549,473	6,456,592

Total	135,091,316	131,278,389